Fair Value Measurements - Schedule of Fair Value of Unobservable Input Related To Options to Acquire Under Sumitomo Transaction Agreement (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Measurement Input, Expected Term [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to expiration (in years)	3 years 7 months 2 days	5 months 26 days
Measurement Input, Expected Term [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to expiration (in years)	3 years 7 months 2 days	4 years 7 months 2 days
Risk-free rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.0052	0.0015
Risk-free rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.0052	0.0035
Measurement Input, Option Volatility [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.890	0.910
Measurement Input, Option Volatility [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.950	1.100